Basis of Presentation and Summary of Significant Accounting Policies, Revenue Recognition (Details) - USD ($) $ in Millions	Sep. 26, 2020	Sep. 28, 2019
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Accrual for customer rebates	$ 104	$ 114
Trade receivables sold to financial institutions	931	940
Amounts due from financial institutions	$ 0	$ 0